MARKETABLE SECURITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Marketable Securities [Line Items]
Amortized Cost	$ 200,302
Unrealized gains	1
Unrealized losses	(1,320)	[1]
Fair Value	198,983
Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	53,238
Unrealized gains	0
Unrealized losses	(67)	[1]
Fair Value	53,171
Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	8,409
Unrealized gains	0
Unrealized losses	(12)	[1]
Fair Value	8,397
Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	61,647
Unrealized gains	0
Unrealized losses	(79)	[1]
Fair Value	61,568
Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	122,701
Unrealized gains	0
Unrealized losses	(1,138)	[1]
Fair Value	121,563
Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	15,954
Unrealized gains	1
Unrealized losses	(103)	[1]
Fair Value	15,852
Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	138,655
Unrealized gains	1
Unrealized losses	(1,241)	[1]
Fair Value	$ 137,415

[1]	All of the unrealized losses have been accumulated during 2021 and are for less than 12 months.